DEI Document	Jun. 07, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Written Communications	false
Soliciting Material	false
Title of 12(b) Security	Common Stock, $0.01 par value
Pre-commencement Tender Offer	false
City Area Code	(303)
Entity Incorporation, State or Country Code	DE
Amendment Flag	false
Entity Tax Identification Number	51-0291762
Entity Address, Address Line One	390 Interlocken Crescent
Entity Address, City or Town	Broomfield,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
Local Phone Number	404-1800
Entity Central Index Key	0000812011
Entity File Number	001-09614
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MTN
Security Exchange Name	NYSE
Document Period End Date	Jun. 07, 2021
Entity Registrant Name	Vail Resorts, Inc.
Entity Emerging Growth Company	false